Stock-Based Compensation - Schedule of Options Outstanding (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options outstanding, Beginning balance	4,758,108	6,623,242	6,867,367
Number of options, Granted	751,300	1,060,000	1,389,000
Number of options, Exercised	(1,324,580)	(2,805,969)	(1,525,159)
Number of options, Cancelled	(27,499)	(119,165)	(107,966)
Number of options, Vested	0	0	0
Number of options outstanding, Ending balance	4,157,329	4,758,108	6,623,242
Weighted average exercise price outstanding, Beginning balance	41.82	35.39	31.54
Weighted average exercise price, Granted	106.71	57.02	48.22
Weighted average exercise price, Exercised	39.83	31.99	28.46
Weighted average exercise price, Cancelled	60.46	51.46	53.14
Weighted average exercise price, Vested	0	0	0
Weighted average exercise price outstanding, Ending balance	54.05	41.82	35.39
Number of options exercisable outstanding, Beginning balance	2,847,109	3,227,574	2,066,700
Number of options exercisable, Exercised	(1,324,580)	(2,805,969)	(1,525,159)
Number of options exercisable, Cancelled	(6,000)	(31,667)	(58,967)
Number of options exercisable, Vested	790,715	2,457,171	2,745,000
Number of options exercisable outstanding, Ending balance	2,307,244	2,847,109	3,227,574